FAIR VALUE MEASUREMENTS - Assets and liabilities measured on recurring basis (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash and Investments held in Trust Account	$ 82,578,288	$ 230,158,259	$ 230,091,362
Warrant Liability	12,693,389	12,766,082	25,489,000
Public Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant Liability	8,043,100	7,820,000
Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant Liability	4,650,289	4,946,082
Level 1
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Cash and Investments held in Trust Account	$ 82,578,288	230,158,259	230,098,795
Level 1 | Public Warrant
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant Liability		7,820,000	15,985,000
Level 3 | Private Placement Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant Liability		$ 4,946,082	$ 9,504,000